SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Minera San Xavier S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Principal activity of subsidiary	Mining
Method used to account for subsidiary	Consolidated
Country of incorporation of subsidiary	Mexico
Proportion of ownership interest in subsidiary	100.00%	100.00%
Peak Gold Mines Pty Ltd. [Member]
Disclosure of subsidiaries [line items]
Principal activity of subsidiary	Mining
Method used to account for subsidiary	Consolidated
Country of incorporation of subsidiary	Australia
Proportion of ownership interest in subsidiary	100.00%	100.00%
Western Mesquite Mines Inc. [Member]
Disclosure of subsidiaries [line items]
Principal activity of subsidiary	Mining
Method used to account for subsidiary	Consolidated
Country of incorporation of subsidiary	USA
Proportion of ownership interest in subsidiary	100.00%	100.00%